Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Other Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other financial liabilities
Other non-current financial liabilities	$ 25,807	$ 41,445
Other current financial liabilities	30,565	26,411
Total other financial liabilities	$ 56,372	$ 67,856